Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Series C Convertible Preferred Stock [Member] Preferred Stock [Member]	Series C Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Convertible Preferred Stock [Member] Foreign Currency Translation Reserve [Member]	Series C Convertible Preferred Stock [Member] Retained Earnings [Member]	Series C Convertible Preferred Stock [Member] Parent [Member]	Series C Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Convertible Preferred Stock [Member] Foreign Currency Translation Reserve [Member]	Series D Convertible Preferred Stock [Member] Retained Earnings [Member]	Series D Convertible Preferred Stock [Member] Parent [Member]	Series D Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Series D Convertible Preferred Stock [Member]	Settlement of Payables for Shares [Member] Preferred Stock [Member]	Settlement of Payables for Shares [Member] Common Stock [Member]	Settlement of Payables for Shares [Member] Additional Paid-in Capital [Member]	Settlement of Payables for Shares [Member] Foreign Currency Translation Reserve [Member]	Settlement of Payables for Shares [Member] Retained Earnings [Member]	Settlement of Payables for Shares [Member] Parent [Member]	Settlement of Payables for Shares [Member] Noncontrolling Interest [Member]	Settlement of Payables for Shares [Member]	Conversion of Debt Into Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	Conversion of Debt Into Series D Convertible Preferred Stock [Member] Common Stock [Member]	Conversion of Debt Into Series D Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Conversion of Debt Into Series D Convertible Preferred Stock [Member] Foreign Currency Translation Reserve [Member]	Conversion of Debt Into Series D Convertible Preferred Stock [Member] Retained Earnings [Member]	Conversion of Debt Into Series D Convertible Preferred Stock [Member] Parent [Member]	Conversion of Debt Into Series D Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Conversion of Debt Into Series D Convertible Preferred Stock [Member]	Conversion of Debt Into Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Conversion of Debt Into Series E Convertible Preferred Stock [Member] Common Stock [Member]	Conversion of Debt Into Series E Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Conversion of Debt Into Series E Convertible Preferred Stock [Member] Foreign Currency Translation Reserve [Member]	Conversion of Debt Into Series E Convertible Preferred Stock [Member] Retained Earnings [Member]	Conversion of Debt Into Series E Convertible Preferred Stock [Member] Parent [Member]	Conversion of Debt Into Series E Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Conversion of Debt Into Series E Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2023																																							0	14,381
Balance at Dec. 31, 2023																																							$ 0	$ 0	$ 27,881		$ (88,211)	$ (63,254)	$ 0	$ (63,254)
Conversion of Debt (in shares)																																							0	5,623
Conversion of Debt																																							$ 0	$ 0	2,941		0	2,941		2,941
Foreign currency translation adjustment																																							0	0	0		0	245		245
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																																														21,078
Conversion of Debt																																							$ 0	$ 0	2,941		0	2,941		2,941
Balance (in shares) at Dec. 31, 2024																																							0	25,189
Balance at Dec. 31, 2024																																							$ 0	$ 0	35,927	$ (2,679)	(67,133)	(33,885)	0	(33,885)
Conversion of Debt (in shares)																																							0	14,684
Conversion of Debt																																							$ 0	$ 0	2,203	0	0	2,203	0	2,203
Settlement of Payables for Shares (in shares)															0	3,239
Settlement of Payables for Shares															$ 0	$ 0	$ 415	$ 0	$ 0	$ 415	$ 0	$ 415
Debt Issuance Costs (in shares)																																							0	7,630
Debt Issuance Costs																																							$ 0	$ 0	563	0	0	563	0	563
Shares issued to AEG and AEG related (in shares)																																							10,000	0
Shares issued to AEG and AEG related																																							$ 60	$ 0	0	0	0	60	0	60
Foreign currency translation adjustment																																							0	0	0	(536)	0	(536)	0	(536)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																																							0	0	0	0	(180)	(180)	0	(180)
Conversion of Debt																																							$ 0	$ 0	2,203	0	0	2,203	0	2,203
Balance (in shares) at Mar. 31, 2025																																							10,000	50,742
Balance at Mar. 31, 2025																																							$ 60	$ 0	39,108	(3,215)	(67,313)	(31,360)	0	(31,360)
Balance (in shares) at Dec. 31, 2024																																							0	25,189
Balance at Dec. 31, 2024																																							$ 0	$ 0	35,927	(2,679)	(67,133)	(33,885)	0	(33,885)
Conversion of Debt (in shares)																																							0	140,791
Conversion of Debt																																							$ 0	$ 0	2,336		0	2,336		2,336
Settlement of Payables for Shares (in shares)															0	3,239
Settlement of Payables for Shares															$ 0	$ 0	$ 467		$ 0	$ 467		$ 467
Debt Issuance Costs (in shares)																																							0	38,880
Debt Issuance Costs																																							$ 0	$ 0	813		0	813		813
Shares issued to AEG and AEG related (in shares)																																							60,000	0
Shares issued to AEG and AEG related																																							$ 60	$ 0	0		0	60		60
Foreign currency translation adjustment																																							0	0	0		0	206		206
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																																														(7,306)
Conversion of Debt																																							$ 0	$ 0	2,336		0	2,336		2,336
Balance (in shares) at Dec. 31, 2025																																							84,300	724,658
Balance at Dec. 31, 2025																																							$ 45,811	$ 0	33,712	(2,473)	(73,619)	3,431	19,591	23,022
Conversion of Debt (in shares)																							7,583	0							684	0
Conversion of Debt																							$ 5,755	$ 0	$ 0	$ 0	$ 0	$ 5,755	$ 0	$ 5,755	$ 519	$ 0	$ 0	$ 0	$ 0	$ 519	$ 0	$ 519
Shares issued to AEG and AEG related (in shares)								1,000																																0
Shares issued to AEG and AEG related								$ 393	$ 0	$ 0	$ 0	$ 393	$ 0	$ 393
Foreign currency translation adjustment																																							0	$ 0	0	23	0	23	0	23
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																																							$ 0	$ 0	0	0	(80)	(80)	(812)	(892)
Series C convertible preferred shares issued for debt restructuring (in shares)	2,625
Series C convertible preferred shares issued for debt restructuring	$ 1,861				$ 1,861	$ 0	$ 1,861
Conversion of Debt																							$ 5,755	$ 0	$ 0	$ 0	$ 0	$ 5,755	$ 0	$ 5,755	$ 519	$ 0	$ 0	$ 0	$ 0	$ 519	$ 0	$ 519
Balance (in shares) at Mar. 31, 2026																																							96,192	724,658
Balance at Mar. 31, 2026																																							$ 54,339	$ 0	$ 33,712	$ (2,450)	$ (73,699)	$ 11,902	$ 18,779	$ 30,681